CONDENSED CONSOLIDATED STATEMENT OF STOCKHOLDERS’ EQUITY (USD $)	Total	Common Stock	Additional Paid In Capital	Accumulated Deficit
Stockholders' deficit at Dec. 31, 2010	$ (1,818,202)	$ 79	$ 8,397,829	$ (10,216,110)
Shares outstanding at Dec. 31, 2010	7,852,464	7,852,464
Stock compensation	1,841		1,841
Stock options exercise	7,256	7	7,249
Stock options exercise, shares	725,697	725,697
Net income (loss)	29,183			29,183
Stockholders' deficit at Sep. 30, 2011	$ (1,779,922)	$ 86	$ 8,406,919	$ (10,186,927)
Shares outstanding at Sep. 30, 2011	8,578,161	8,578,161